Software income (Details) - Schedule of Software Income - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Software income (Details) - Schedule of Software Income [Line Items]
Software development	$ 542,556	$ 14,524
Software Development Kits - Per User [Member]
Software income (Details) - Schedule of Software Income [Line Items]
Software development	35,495	13,721
Software Development Kits - Per Scan [Member]
Software income (Details) - Schedule of Software Income [Line Items]
Software development	2,353	803
Software Subscriptions [Member]
Software income (Details) - Schedule of Software Income [Line Items]
Software development	$ 504,708